Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 11,972	$ 10,628
Realized gains (losses)	639	182
Unrealized gains (losses)	76	1,109
Transfers in	156	396
Transfers out	(2)
Purchases	1,670	1,799
Sales	(2,906)	(2,142)
Balance, end of year	11,605	11,972
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	4	0
Realized gains (losses)	(1)	(1)
Unrealized gains (losses)	1	1
Transfers in	0	3
Transfers out	0
Purchases	0	1
Sales	(4)	0
Balance, end of year	0	4
Pension Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	824	441
Realized gains (losses)	16	17
Unrealized gains (losses)	33	(6)
Transfers in	120	393
Transfers out	(2)
Purchases	142	95
Sales	(91)	(116)
Balance, end of year	1,042	824
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,931	5,617
Realized gains (losses)	459	164
Unrealized gains (losses)	32	448
Transfers in	12	0
Transfers out	0
Purchases	610	844
Sales	(1,247)	(1,142)
Balance, end of year	5,797	5,931
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,213	4,570
Realized gains (losses)	165	2
Unrealized gains (losses)	10	666
Transfers in	24	0
Transfers out	0
Purchases	918	859
Sales	(1,564)	(884)
Balance, end of year	4,766	5,213
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	585	698
Realized gains (losses)	74	42
Unrealized gains (losses)	(44)	8
Purchases	53	236
Sales	(194)	(399)
Balance, end of year	474	585
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	24	45
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases	0	8
Sales	(3)	(29)
Balance, end of year	21	24
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	437	496
Realized gains (losses)	58	70
Unrealized gains (losses)	(39)	(23)
Purchases	20	175
Sales	(133)	(281)
Balance, end of year	343	437
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	124	157
Realized gains (losses)	16	(28)
Unrealized gains (losses)	(5)	31
Purchases	33	53
Sales	(58)	(89)
Balance, end of year	$ 110	$ 124